Lease liabilities - Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Lease Liabilities [Line Items]
Lease liabilities, beginning balance	$ 1,503,939	$ 1,380,413	$ 731,285
Additions		635,956	1,144,662
Disposals		0	0
Interests accrued	103,611	135,531	69,143
Repayments	(709,899)	(647,961)	(564,677)
Lease liabilities, ending balance	$ 897,651	$ 1,503,939	$ 1,380,413